Additional Information-Financial Statement Schedule 1 (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating expense:
Other operating income, net	$ 6,484,477	$ 1,805,346	$ 932,748
Loss from operations	(22,793,222)	(24,371,950)	(34,857,479)
Interest income	977,104	2,143,396	2,231,462
Other income, net	1,039,084	120,315	2,307,270
Equity in losses of equity method investees	(5,491,484)
Net loss attributable to Mecox Lane Limited shareholders	(26,610,291)	(22,432,150)	(33,223,661)
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	1,408,045	91,198	3,909,408
Comprehensive loss attributable to Mecox Lane Limited shareholders	(25,202,246)	(22,340,952)	(29,314,253)
MECOX LANE LIMITED
Operating expense:
General and administrative expense	(6,050,882)	(4,064,063)	(6,607,185)
Other operating income, net	6,000,000
Loss from operations	(50,882)	(4,064,063)	(6,607,185)
Interest income	14	2,007	1,075,624
Other income, net	1,068,187	121,342	2,308,508
Equity in losses of equity method investees	(27,627,610)	(18,491,436)	(30,000,608)
Net loss attributable to Mecox Lane Limited shareholders	(26,610,291)	(22,432,150)	(33,223,661)
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	1,408,045	91,198	3,909,408
Comprehensive loss attributable to Mecox Lane Limited shareholders	$ (25,202,246)	$ (22,340,952)	$ (29,314,253)